December 6, 2005

Via Edgar Transmission

Ms. Pamela Long
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop 7010
Washington D.C., 20549

Re:	Interpool Inc. Registration Statement on Form S-1 Filed August 2, 2005 File No. 333-127088

Dear Ms. Long:

          On behalf of Interpool, Inc. (the "Company"), we have transmitted electronically for filing under the Securities Act of 1933, as amended, Amendment No. 1 ("Amendment No. 1") to the above-referenced Registration Statement of the Company. In connection with such filing, set forth below are responses to the comments of the Staff communicated in your letter dated August 29, 2005 addressed to the Company. For your convenience, we have included the Staff's comments in italics herein immediately before the applicable response. Unless otherwise indicated, all references to page numbers are to page numbers in Amendment No. 1, as marked to show changes from the initial Registration Statement filed on August 1, 2005. Several courtesy copies of Amendment No. 1 are being delivered to the attention of Mr. Matt Franker of the Staff.

          We wish to point out to the Staff that Amendment No. 1 includes unaudited condensed consolidated financial statements of the Company for the nine month period ended September 30, 2005.

General

1.	Please revise your filing to register the transaction by which purchasers of warrants registered for resale by this prospectus will exercise into common stock. We note that your registration statement only relates to the resale of the warrants and the shares exercisable thereunder. Revise here and throughout your document.

Response: The Company has revised its prospectus in various places, beginning on the cover page, to make clear that the registration statement covers the exercise of warrants by the purchasers of the warrants, as well as the resale of the warrants and the warrant shares.

2.	Please include interim financial statements for the period ended June 30, 2005. Please similarly update your financial information throughout the filing. See Rule 3-12 of Regulation S-X.

Response: As noted above, the Company has included unaudited condensed consolidated financial statements for the nine months ended September 30, 2005 on pages F-55 through F-61. The Company has similarly updated its financial information throughout the filing.

Cover

3.	Please tell us what you mean with respect to the last sentence of the first bulleted paragraph. We may have further comment based on your response.

Response: The language has been modified to make the point of the sentence more clear: the prospectus may be used in connection with the exercise of the warrants by purchasers.

Selling Shareholders, page 96

4.	We note the absence of information pertaining to the selling securityholders. Please revise your prospectus to disclose the information required by Item 507 of Regulation S-K, including the identity of the selling securityholders. If the names of the selling shareholders are unavailable, please revise your prospectus to state the amount and percentage of securities to be sold by the unnamed holders and state within the prospectus that, once available, the identity of the selling securityholder(s) will be disclosed in a post-effective amendment. Note that if you cannot identify the selling securityholders, their securities may not be included in this registration statement, nor may they be added by means of a post-effective amendment.

Response: The Company has revised its prospectus, beginning on page 110, to include information pertaining to the selling shareholders.

5.	In addition to complying with the prior comment above, please tell us whether any of the selling securityholders are broker-dealers or affiliates of a broker-dealer. If a selling securityholder is a broker-dealer, the prospectus should state that the seller is an underwriter. If a selling securityholder is an affiliate of a broker-dealer, provide the following representations in the prospectus: (1) the seller purchased in the ordinary course of business, and (2) at the time of the purchase of the securities to be resold, the seller had no agreements or understandings, directly or indirectly, with any person to distribute the securities. If you are unable to make those representations in the prospectus, state that the seller is an underwriter.

Response: The Company has been advised that none of the selling securityholders is a broker-dealer or an affiliate of a broker-dealer, other than Goldman, Sachs & Co. The Company has revised its prospectus, beginning on page 114, to state that Goldman, Sachs & Co. may be deemed to be an underwriter with respect to the securities covered by the prospectus.

Available Information, page 107

6.	Please revise your reference in the first sentence of this section to state that this registration statement is on Form S-1.

Response: The Company has revised the first sentence of this section on page 123, as requested.

7.	Please delete reference to the regional public reference facilities formerly maintained by the SEC in New York and Chicago. Response: The Company has deleted these out-of-date references on page 123.

Recent Sales of Unregistered Securities

8.	Please revise your discussion to briefly state the facts on which you rely in claiming exemption from registration under Section 4(2) of the Securities Act. See Regulation S-K, Item 701(d).

Response: The Company has revised this section beginning on page 2 of Part II of the Registration Statement to discuss more fully the basis for an exemption under Section 4(2) of the Securities Act.

9.	Please also state the aggregate offering price as required by Item 701(c) of Regulation S-K.

Response: As requested, the Company has included a reference to the aggregate offering price of the Notes and Warrants on page 2 of Part II.

Undertakings

10.	Provide all of the undertakings listed in Item 512(a) of Regulation S-K, as required by paragraph (a)(3) to Rule 415 of Regulation C.

Response: The undertakings contained in Item 17 have been revised to include all the undertakings required by Item 512(a) of Regulation S-K.

          We would appreciate the Staff's prompt review of the Company's Amendment No. 1. Once you have had an opportunity to review the amended filing and this response letter, please contact the undersigned at (212) 806-5509 with any questions or comments.

Very truly yours, /s/ Jeffrey S. Lowenthal Jeffrey S. Lowenthal

cc:	James F. Walsh Arthur L. Burns, Esq. Interpool, Inc.